Parent Only Information (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
	As of December 31,
	2021	2022
	RMB	RMB	USD
			(Note 2h)
ASSETS
Current assets
Cash and cash equivalents	1,284	658	95
Amount due from inter-company	493,382	501,913	72,771
Other current assets	—	42,090	6,102
Non-current assets
Investment in subsidiaries	—	—	—
TOTAL ASSETS	494,666	544,661	78,968

LIABILITIES AND EQUITY
Current liabilities
Investment deficit in subsidiaries and consolidated VIEs	97,625	400,518	58,070
Other current liabilities	49,276	78,585	11,394
Total current liabilities	146,901	479,103	69,464

Non-current liabilities:
Other non-current liabilities	11,211	14,291	2,071
TOTAL LIABILITIES	158,112	493,394	71,535

EQUITY
Class A ordinary shares (20,000,000 and 20,000,000 authorized, 3,896,916 and 4,152,857 issued and outstanding as of December 31, 2021 and, 2022, with par value of US$0.002)	54	57	8
Class B ordinary shares (5,000,000 and 5,000,000 authorized, 472,622 and 472,622 issued and outstanding as of December 31, 2021 and, 2022, with par value of US$0.002)	6	6	1
Additional paid-in capital	4,566,956	4,550,134	659,707
Accumulated deficit	(4,231,553)	(4,523,227)	(655,806)
Accumulated other comprehensive loss	1,091	24,297	3,523
TOTAL EQUITY	336,554	51,267	7,433
TOTAL LIABILITIES AND EQUITY	494,666	544,661	78,968

Schedule of condensed statements of operations and comprehensive loss
	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
				(Note 2h)
Loss from operations	(42,702)	(120,491)	(206)	(29)
Loss from investment in subsidiaries	(445,790)	(1,875,922)	(291,468)	(42,259)
Net loss	(488,492)	(1,996,413)	(291,674)	(42,288)
Other comprehensive loss	5,668	(3,651)	(1,851)	(269)
Total Comprehensive loss	(482,824)	(2,000,064)	(293,525)	(42,557)

Schedule of condensed statements of cash flows
	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
				(Note 2h)
Net cash used in operating activities	(179,963)	(290,529)	(18,223)	(2,642)
Net cash used in investing activities	—	—	—	—
Net cash provided by financing activities	375,462	111,724	17,684	2,564
Reverse recapitalization	39,162	—	—	—
Equity financing through PIPE	336,300	—	—	—
Cash received from convertible bond	—	—	17,684	2,564
Underwritten public offering financing, net of listing fee	—	111,559	—	—
Capital contribution from minority shareholders	—	165	—	—
Net increase/(decrease) in cash and cash equivalents	177,862	(176,718)	(626)	(91)
Cash and cash equivalents at beginning of the year	140	178,002	1,284	186
Cash and cash equivalents at end of the year	178,002	1,284	658	95